Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2017